Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [line items]
Summary of Trade Receivables

	2025	2024
Trade receivables	104,817	104,144
Less: allowance for expected credit losses	(1,295)	(778)
Trade receivables—net	103,522	103,366

Trade Receivables
Disclosure of financial assets [line items]
Summary of Carrying Amounts By Currency

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2025	2024
EUR	30,788	31,660
GBP	21,155	19,670
USD	20,116	29,931
CNY	17,956	13,616
SEK	4,430	2,701
Other	9,077	5,788
Total	103,522	103,366